Business Combinations - Summary of Unaudited Pro Forma Historical Results (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Total revenues	$ 779.8	$ 661.7	$ 1,461.5	$ 1,216.9	$ 2,650.1	$ 2,371.0
Earnings from continuing operations	$ 93.5	$ 73.7	$ 134.1	$ 101.7	$ 205.2	$ 159.3
Basic earnings from continuing operations per share	$ 0.73	$ 0.62	$ 1.06	$ 0.86	$ 1.66	$ 1.35
Diluted earnings from continuing operations per share	$ 0.73	$ 0.61	$ 1.05	$ 0.85	$ 1.64	$ 1.35